Debt (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Debt (Tables) [Line Items]
Schedule of Debt

The Company’s debt consisted of the following:

	Successor December 31, 2024	Predecessor December 31, 2023
2024 Term loan	$773,063	—
2019 Term loan	—	686,280
Revolving credit facility	—	—
Less: Debt issuance costs	(18,265)	(10,969)
Total debt	754,798	675,311
Less: Current portion	(7,750)	(7,280)
Debt, net of current portion	$747,048	$668,031

Schedule of Notes Payable and Other Obligations

The Company’s long-term debt obligations consisted of the following:

		Successor
	Maturity Date	June 30, 2025	December 31, 2024
Term Loan	July 30, 2031	$769,197	$773,063
Revolving credit facility	July 30, 2029	—	—
Less: Unamortized deferred financing costs		(17,934)	(18,265)
Total debt		751,263	754,798
Less: Current portion		(7,731)	(7,750)
Long-term debt, net of current portion		$743,532	$747,048

NV5 Global, Inc. [Member]
Debt (Tables) [Line Items]
Schedule of Notes Payable and Other Obligations

Notes payable and other obligations consists of the following:

	June 28, 2025	December 28, 2024
Senior credit facility	$200,250	$232,750
Uncollateralized promissory notes	12,472	13,199
Finance leases	5,572	5,213
Other obligations	489	2,814
Debt issuance costs, net of amortization	(803)	(1,173)
Total notes payable and other obligations	217,980	252,803
Current portion of notes payable and other obligations	9,304	11,195
Notes payable and other obligations, less current portion	$208,676	$241,608

Notes payable and other obligations were as follows:

	December 28, 2024	December 30, 2023
Senior credit facility	$232,750	$195,750
Uncollateralized promissory notes	13,199	15,303
Finance leases	5,213	4,408
Other obligations	2,814	1,188
Debt issuance costs, net of amortization	(1,173)	(1,914)
Total notes payable and other obligations	252,803	214,735
Current portion of notes payable and other obligations	11,195	9,267
Notes payable and other obligations, less current portion	$241,608	$205,468

Schedule of Future Contractual Maturities of Long-term Debt	Future contractual maturities of long-term debt as of December 28, 2024 are as follows:
Fiscal Year	Amount
2025	$11,195
2026	238,787
2027	1,713
2028	1,342
2029 and thereafter	939
Total	$253,976